Financial Instruments - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financial Instrument [Line Items]
Estimated fair value of contingent liability	$ 0
Standby Letters of Credit
Financial Instrument [Line Items]
Fair value of contingent liability	2,662,000	2,681,000
Performance Bonds
Financial Instrument [Line Items]
Fair value of contingent liability	$ 2,300,000	$ 800,000